Submission	Apr. 13, 2026
Submission [Line Items]
Central Index Key	0001780652
Registrant Name	Canaan Inc.
Registration File Number	333-285125
Form Type	F-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES